Impairment for Non-financial Assets (Tables)	12 Months Ended
Dec. 31, 2025
Impairment for Non-financial Assets [Abstract]
Schedule of recognized impairment losses

During the year ended December 31, 2025, the Company recognized impairment losses related to the following asset categories:

December 31,
2025
Digital Assets	€66,052
Intangible Assets and Goodwill	15,912
Property and Equipment	35
Total	€81,999